Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 248,624,545	$ 242,358,709
Non-controlling Interests, Profit (Loss)	$ 15,556,165	(1,526,522)	$ 19,939,613
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,178,079	8,188,827
Non-controlling Interests, Profit (Loss)	$ 151,538	749,261	1,079,941
Enel Transmisin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 1,585,517
Non-controlling Interests, Profit (Loss)	$ 291,934
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 96,773,030	111,567,532
Non-controlling Interests, Profit (Loss)	$ 7,480,423	(10,006,037)	12,667,880
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 10,695,281	10,113,358
Non-controlling Interests, Profit (Loss)	$ 7,717,216	6,403,829	6,241,062
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,120,237	2,068,169
Non-controlling Interests, Profit (Loss)	$ 52,068	230,557	(504,550)
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 64,539,697	55,283,359
Non-controlling Interests, Profit (Loss)	$ (760,576)	645,440	(264,158)
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Equity		11,134
Non-controlling Interests, Profit (Loss)	$ (5,089)	(515,293)	(74,963)
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 66,070,754	55,283,519
Non-controlling Interests, Profit (Loss)	609,150	945,454	868,127
Others. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	661,950	(157,189)
Non-controlling Interests, Profit (Loss)	$ 19,501	$ 20,267	$ (73,726)